Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2026
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the three months ended March 31, 2026, RSU activity was as follows:

	Number of RSUs (in thousands)	Weighted Average Grant-date Fair Value Per Share
Outstanding at January 1, 2026	1,719	$51.24
Granted during the year	177	77.04
Forfeited during the year	(7)	54.36
Outstanding at March 31, 2026	1,889	$53.64

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the three months ended March 31, 2026, PSU activity was as follows:

	Number of PSUs (in thousands)	Weighted Average Grant-date Fair Value Per Share	Weighted Average Share Price on Release Date Per Share
Outstanding at January 1, 2026	267	$52.77
Granted during the year (reflected at target)	167	77.04
Achievement above target	89	52.77
Released during the year	(178)	52.77	$75.28
Outstanding at March 31, 2026	345	$64.52

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the three months ended March 31, 2026, stock option activity was as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price Per Share		Weighted Average Share Price on Exercise Date Per Share	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2026	769	$17.43			1.4
Exercised during the year	(301)	$17.02		$71.79
Outstanding at March 31, 2026	468	$17.69	(1)		1.2
Exercisable at March 31, 2026	468	$17.69	(1)		1.2

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.